CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues, net	$ 15,239,434	$ 12,758,715	$ 16,502,209	$ 14,960,450
Cost of revenues	10,413,868	9,090,215	11,425,619	11,017,625
Gross profit	4,825,566	3,668,500	5,076,590	3,942,825
Operating expenses:
Selling, general and administrative	9,738,107	6,276,830	9,718,286	2,379,104
Operating loss	(4,912,541)	(2,608,330)	(4,641,696)	1,563,721
Other (expense) income:
Rental income	77,111	77,111	102,815	102,815
Change in fair value of put option contract	0	(732,600)
Interest expense	(875,036)	(407,267)	(501,221)	0
Total other (expense) income	(797,925)	(1,062,756)	(398,406)	106,815
Loss before income taxes	(5,710,466)	(3,671,086)	(5,040,102)	1,666,536
Income tax expense	74,200	312,186	303,915	133,105
Net loss	(5,784,666)	(3,983,272)	(5,344,017)	1,533,431
Net loss attributable to noncontrolling interests	(31,858)	0	(13,891)	0
Net loss attributable to Edison Nation, Inc.	$ (5,752,808)	$ (3,983,272)	$ (5,330,126)	$ 1,533,431
Net loss per share - basic and diluted	$ (1.00)	$ (1.11)	$ (1.28)	$ 0.51
Weighted average number of common shares outstanding - basic and diluted	5,733,379	3,577,942	4,157,054	3,000,000